Securities borrowed, lent and subject to repurchase agreements (Tables)	12 Months Ended
Dec. 31, 2015
Securities borrowed, lent and subject to repurchase agreements
end of	2015	2014
Securities borrowed or purchased under agreements to resell (CHF million)
Central bank funds sold and securities purchased under resale agreements	78,474	100,169
Deposits paid for securities borrowed	44,575	63,039
Central bank funds sold, securities purchased under resale agreements and securities borrowing transactions	123,049	163,208
Securities lent or sold under agreements to repurchase (CHF million)
Central bank funds purchased and securities sold under repurchase agreements	36,754	60,752
Deposits received for securities lent	9,844	9,367
Central bank funds purchased, securities sold under repurchase agreements and securities lending transactions	46,598	70,119

Bank
Securities borrowed, lent and subject to repurchase agreements
end of	2015	2014
Securities borrowed or purchased under agreements to resell (CHF million)
Central bank funds sold and securities purchased under resale agreements	78,861	100,169
Deposits paid for securities borrowed	44,575	63,039
Central bank funds sold, securities purchased under resale agreements and securities borrowing transactions	123,436	163,208
Securities lent or sold under agreements to repurchase (CHF million)
Central bank funds purchased and securities sold under repurchase agreements	36,754	60,752
Deposits received for securities lent	9,844	9,367
Central bank funds purchased, securities sold under repurchase agreements and securities lending transactions	46,598	70,119